Provisions - Expected Terms to Settle Obligations (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Provisions Within 12 Months [Member] | Other provisions [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	$ 2,083,813	$ 1,704,236
Provisions Within 12 Months [Member] | Provision for Commercial Claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	1,452,287	1,247,698
Provisions Within 12 Months [Member] | Provisions labor-related [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	98,826	118,847
Provisions Within 12 Months [Member] | Provisions tax claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	322,305	104,797
Provisions Within 12 Months [Member] | Others [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	210,395	232,894
Provisions Within 12 Months [Member] | Provisions for reorganization [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	1,343,433	3,062,850
Provisions Within 12 Months [Member] | Financial guarantees and loan commitments [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	853,653	2,059,740
Provisions After 12 Months [Member] | Other provisions [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	1,332,220	2,271,333
Provisions After 12 Months [Member] | Provision for Commercial Claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	978,768	1,707,636
Provisions After 12 Months [Member] | Provisions labor-related [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	184,900	259,873
Provisions After 12 Months [Member] | Provisions tax claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments		171,352
Provisions After 12 Months [Member] | Others [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	$ 168,552	$ 132,472